                                                      [SHIP LOGO VANGUARD /(R)/]





VANGUARD/(R)/ STAR/(R)/ FUND



SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 27, 2008


NEW MANAGERS JOIN INVESTMENT ADVISORY TEAMS OF UNDERLYING FUNDS

The board of trustees of Vanguard International Value Fund, an underlying fund of Vanguard STAR Fund, added Edinburgh Partners Limited (Edinburgh Partners) to that Fund's investment advisory team in May 2008. The board of trustees of Vanguard Explorer(TM) Fund, also an underlying fund of Vanguard STAR Fund, is adding Century Capital Management, LLC (Century Capital), to that Fund's investment advisory team, effective June 2008.


PROSPECTUS TEXT CHANGES

In the Investment Advisor section, the text in the rows for Vanguard International Value Fund and Vanguard Explorer Fund in the chart on page 18 are replaced by the following:

Underlying Fund                    Investment Advisor
-----------------------------------------------------------------------------
Vanguard International Value Fund  AllianceBernstein L.P.
                                   Edinburgh Partners Limited
                                   Hansberger Global Investors, Inc.
                                   Lazard Asset Management LLC
-----------------------------------------------------------------------------
Vanguard Explorer Fund             Granahan Investment Management, Inc.
                                   Wellington Management Company, LLP
                                   AXA Rosenberg Investment Management LLC
                                   Kalmar Investment Advisers
                                   Century Capital Management, LLC
                                   Chartwell Investment Partners, L.P.
                                   The Vanguard Group, Inc.
-----------------------------------------------------------------------------








                                                                 (over, please)

Also in the Investment Advisor section, Century Capital Management, LLC, and Edinburgh Partners Limited are added to the table on page 19:

Firm                             Background
-------------------------------------------------------------------------------
Century Capital Management, LLC  Based in Boston, Massachusetts
                                 Founded in 1928
                                 Manages approximately $2.3 billion in assets
-------------------------------------------------------------------------------
Edinburgh Partners Limited       Based in Edinburgh, Scotland
                                 Founded in 2003
                                 Manages approximately $7.9 billion in assets
-------------------------------------------------------------------------------





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Vanguard Marketing Corporation, Distributor.                       PSA56 062008